Nature of Operations and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Organization
NATURE OF OPERATIONS AND ORGANIZATION
Organization and Nature of Operations
Valeritas Holdings, Inc. (the “Company”) was incorporated in the state of Delaware on May 3, 2016. Prior to its incorporation in Delaware, the Company was incorporated in Florida on May 9, 2014 under the name “Cleaner Yoga Mat, Inc.” Valeritas, Inc., the Company’s wholly-owned subsidiary, was incorporated in the state of Delaware on December 27, 2007.
The Company is a commercial-stage medical technology company focused on improving health and simplifying life for people with diabetes by developing and commercializing innovative technologies. The Company’s flagship product, V-Go® Wearable Insulin Delivery device, is a simple, wearable, basal-bolus insulin delivery device for adult patients with type 2 diabetes that enables patients to administer a continuous preset basal rate of insulin over 24 hours. It also provides discreet on-demand bolus dosing at mealtimes. It is the only non-electronic basal-bolus insulin delivery device on the market today specifically designed keeping in mind the needs of adult patients with Type 2 diabetes. V-Go is a small, discreet, easy-to-use wearable and completely disposable insulin delivery device that a patient adheres to his or her skin every 24 hours. V-Go enables patients to closely mimic the body’s normal physiologic pattern of insulin delivery throughout the day and to manage their diabetes with insulin without the need to plan a daily routine around multiple daily injections.

NATURE OF OPERATIONS AND ORGANIZATION
Organization and Nature of Operations
Valeritas Holdings, Inc. (the “Company”) was incorporated in the state of Delaware on May 3, 2016. Prior to its incorporation in Delaware, the Company was incorporated in Florida on May 9, 2014 under the name “Cleaner Yoga Mat, Inc.” Valeritas, Inc., the Company’s wholly-owned subsidiary, was incorporated in the state of Delaware on December 27, 2007, when it was converted into a Delaware corporation from a Delaware limited liability company, which was formed on August 2, 2006 under the name Valeritas LLC.
The Company is a commercial-stage medical technology company focused on improving health and simplifying life for people with diabetes by developing and commercializing innovative technologies. The Company’s flagship product, V-Go® Wearable Insulin Delivery device, is a simple, wearable, basal-bolus insulin delivery device for adult patients with type 2 diabetes that enables patients to administer a continuous preset basal rate of insulin over 24 hours. It also provides discreet on-demand bolus dosing at mealtimes. It is the only non-electronic basal-bolus insulin delivery device on the market today specifically designed keeping in mind the needs of adult patients with Type 2 diabetes. V-Go is a small, discreet, easy-to-use wearable and completely disposable insulin delivery device that a patient adheres to his or her skin every 24 hours. V-Go enables patients to closely mimic the body’s normal physiologic pattern of insulin delivery throughout the day and to manage their diabetes with insulin without the need to plan a daily routine around multiple daily injections.
As used in these Notes, the terms “Valeritas” and the “private company” refer to the business of Valeritas, Inc. prior to the 2016 Merger (as defined below), and the terms “Valeritas Holdings, Inc.” or the “Company” refers to the combination of Valeritas and Valeritas Holdings, Inc. after giving retrospective effect to the recapitalization under the 2016 Merger.
2016 Reverse Merger and Recapitalization
On May 3, 2016, pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Valeritas Acquisition Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (the “Acquisition Subsidiary”) and Valeritas, Acquisition Subsidiary was merged with and into Valeritas, with Valeritas surviving as a wholly owned subsidiary of the Company. (the “2016 Merger”). Immediately prior to the 2016 Merger, all shares of Valeritas' common stock, Series D Preferred Stock, Series AA Preferred Stock, and shares underlying common stock options and shares underlying the warrants were canceled without consideration. Concurrently with the closing of the 2016 Merger, the shares of Valeritas' Series AB Preferred Stock were canceled and each share was replaced with 0.02982 shares of common stock of the Company.
Upon the closing of the 2016 Merger, under the terms of a split-off agreement and a general release agreement, the Company transferred all of its pre-merger operating assets and liabilities to its wholly owned special purpose subsidiary (“Split-Off Subsidiary”), and transferred all of the outstanding shares of capital stock of the Split-Off Subsidiary to the Company's pre-merger majority stockholder (the “Split-Off”) in consideration of and in exchange for (i) the surrender and cancellation of 5,060,750 shares of the Company's common stock held by such stockholder and (ii) certain representations, covenants and indemnities.
The 2016 Merger was accounted for as a “reverse merger,” and Valeritas was deemed to be the accounting acquirer in the reverse merger. The historical financial statements prior to the 2016 Merger have been replaced with the historical financial statements of Valeritas.
Amounts for Valeritas historical (pre-merger) common stock, preferred stock, warrants, and stock options including share and per share amounts have been retroactively adjusted using their respective exchange ratio in these financial statements, unless otherwise disclosed. Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas stock did not receive shares of the Company's common stock. in connection with the 2016 Merger. All shares of Valeritas Series AB Preferred Stock have been retrospectively adjusted to shares of the Company's common stock based upon the exchange ratio noted above.